ADVANCES RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
ADVANCES RECEIVABLE AND PREPAID EXPENSES [Text Block]

6. Advances receivable and prepaid expenses

	December 31, 2021	December 31, 2020
Supplier prepayments and deposits	206,858	90,928
Loan to KGL and accrued interest	60,543	56,199
Other receivables and employee advances	19,037	22,997
Harmonized Sales Tax receivable	58,755	66,543
	$345,193	$236,667

In connection with the Kilo Agreement (Note 4), the Company provided to Kilo Goldmines Ltd. an unsecured loan in the principal amount of $51,272 (Cdn$65,000) bearing interest of 8% per annum and repayable on demand. For the year ended December 31, 2021, the interest accrued on the loan was $9,271 (December 31, 2020 - $5,147).

Other receivables and employee advances of $19,037, are non-interest bearing, unsecured and due on demand (December 31, 2020 - $22,997).

For the year ended December 31, 2021 the Company received $111,535 (2020 and 2019 - $nil) of Harmanized Sales Tax refunds from prior years' reassessments. This is included in interest and other income in the consolidated statements of loss and comprehensive loss.